Consolidated Statement of Financial Position - SEK (kr) kr in Millions		Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	[1]	kr 1,619	kr 2,416
Treasuries/government bonds		7,064	11,117
Other interest-bearing securities except loans		47,689	48,665
Loans in the form of interest-bearing securities		42,747	36,781
Loans to credit institutions		27,675	27,725
Loans to the public		166,698	161,094
Derivatives		7,650	6,529
Tangible and intangible assets		151	69
Other assets		10,730	4,980
Prepaid expenses and accrued revenues		2,767	2,657
Total assets		314,790	302,033
Liabilities and equity
Borrowing from credit institutions		3,200	2,247
Debt securities issued		266,865	255,600
Derivatives		21,554	21,934
Other liabilities		1,498	1,069
Accrued expenses and prepaid revenues		2,694	2,583
Deferred tax liabilities		270	276
Provisions		113	85
Total liabilities		296,194	283,794
Share capital		3,990	3,990
Reserves		(138)	(153)
Retained earnings		14,744	14,402
Total equity	[2]	18,596	18,239
Total liabilities and equity		kr 314,790	kr 302,033

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.
[2]	The entire equity is attributable to the shareholder of the Parent Company.